Derivative Liabilities - Schedule of Fair Value of Derivative Liabilities (Details Narrative) - Binomial Option Pricing Model [Member]	6 Months Ended
	Jun. 30, 2018 $ / shares shares
Common stock issuable upon exercise of warrants | shares	1,112,476
Market Value of Common Stock on Measurement Date [Member]
Fair value assumptions, measurement input, per share	$ 5.11
Exercise Price [Member] | Minimum [Member]
Fair value assumptions, measurement input, per share	3.94
Exercise Price [Member] | Maximum [Member]
Fair value assumptions, measurement input, per share	$ 5.79
Risk free Interest Rate [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	2.43%	[1]
Risk free Interest Rate [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	2.63%	[1]
Expected Life in Years [Member] | Minimum [Member]
Fair value assumptions, measurement input, term	1 year 6 months
Expected Life in Years [Member] | Maximum [Member]
Fair value assumptions, measurement input, term	3 years 6 months
Expected Volatility [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	68.00%	[2]
Expected Volatility [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	72.00%	[2]
Expected Dividend Yields [Member]
Fair value assumptions, measurement input, percentages	0.00%	[3]

[1]	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.
[2]	The historical trading volatility was determined by calculating the volatility of the Company's peers common stock.
[3]	The Company does not expect to pay a dividend in the foreseeable future.